Document and Entity Information	May 06, 2025
Cover [Abstract]
Entity Registrant Name	COMMERCIAL METALS Co
Entity Address, State or Province	TX
Amendment Flag	false
Entity Central Index Key	0000022444
Document Type	8-K
Document Period End Date	May 06, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-4304
Entity Tax Identification Number	75-0725338
Entity Address, Address Line One	6565 N. MacArthur Blvd.
Entity Address, City or Town	Irving
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	689-4300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value
Trading Symbol	CMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false